Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Series A Warrant Liability [Member]
Liabilities
Warrant liability	$ 1,819,000	$ 857,362
Series B Warrant Liability [Member]
Liabilities
Warrant liability		17,438,731
Series C Warrant Liability [Member]
Liabilities
Warrant liability	581,000		$ 1,464,877
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	6,251,000	18,296,000	1,464,877
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	1,819,000	857,000
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability	3,851,000	17,439,000
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	581,000
Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	3,798,000	7,892,000	1,256,752
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	1,819,000	857,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	1,819,000	857,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	3,798,000	7,892,000	1,256,752
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	4,432,000	17,439,000	$ 1,464,877
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability	3,851,000	$ 17,439,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	$ 581,000